UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Trend Fund

March 31, 2008

1.799849.104

TRE-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.4%
Distributors - 0.2%
Li & Fung Ltd.	556,000	$ 2,061
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	39,050	2,533
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp.	335,500	18,711
Household Durables - 0.6%
Pulte Homes, Inc.	410,100	5,967
Internet & Catalog Retail - 0.2%
Blue Nile, Inc. (a)	38,100	2,063
Media - 0.0%
The DIRECTV Group, Inc. (a)	5,000	124
Multiline Retail - 2.3%
JCPenney Co., Inc.	89,100	3,360
Nordstrom, Inc. (d)	189,800	6,187
Target Corp. (d)	269,000	13,633
		23,180
Specialty Retail - 3.5%
Abercrombie & Fitch Co. Class A	58,800	4,301
AnnTaylor Stores Corp. (a)	86,700	2,096
Home Depot, Inc.	323,700	9,054
Lowe's Companies, Inc.	85,400	1,959
Ross Stores, Inc.	123,200	3,691
Staples, Inc.	391,200	8,649
The Men's Wearhouse, Inc.	11,600	270
TJX Companies, Inc.	149,600	4,947
		34,967
Textiles, Apparel & Luxury Goods - 1.4%
Polo Ralph Lauren Corp. Class A	201,200	11,728
Titan Industries Ltd.	70,799	1,869
		13,597
TOTAL CONSUMER DISCRETIONARY		103,203
CONSUMER STAPLES - 8.2%
Beverages - 2.9%
Molson Coors Brewing Co. Class B	286,700	15,072
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	168,570	$ 12,171
United Spirits Ltd.	52,549	1,972
		29,215
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	141,300	9,180
CVS Caremark Corp.	94,600	3,832
		13,012
Food Products - 1.1%
Nestle SA sponsored ADR	71,900	8,982
Smart Balance, Inc. (a)(d)	238,300	1,883
		10,865
Household Products - 1.7%
Energizer Holdings, Inc. (a)	24,100	2,181
Procter & Gamble Co.	203,055	14,228
		16,409
Personal Products - 1.2%
Avon Products, Inc.	240,200	9,498
Dabur India Ltd.	460,907	1,276
Marico Ltd.	965,780	1,636
		12,410
TOTAL CONSUMER STAPLES		81,911
ENERGY - 7.4%
Energy Equipment & Services - 1.9%
National Oilwell Varco, Inc. (a)	143,824	8,396
Schlumberger Ltd. (NY Shares)	128,700	11,197
		19,593
Oil, Gas & Consumable Fuels - 5.5%
CONSOL Energy, Inc.	156,900	10,856
EOG Resources, Inc.	83,400	10,008
Exxon Mobil Corp.	76,400	6,462
Nova Biosource Fuels, Inc. (a)(d)	2,240,148	3,383
Peabody Energy Corp.	128,200	6,538
Quicksilver Resources, Inc. (a)	108,000	3,945
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	38,800	$ 3,750
Valero Energy Corp.	197,900	9,719
		54,661
TOTAL ENERGY		74,254
FINANCIALS - 6.1%
Capital Markets - 2.6%
Goldman Sachs Group, Inc.	29,900	4,945
Greenhill & Co., Inc. (d)	69,600	4,841
Janus Capital Group, Inc.	230,800	5,371
Lehman Brothers Holdings, Inc.	250,700	9,436
Morgan Stanley	31,900	1,458
		26,051
Consumer Finance - 1.0%
American Express Co.	93,100	4,070
Capital One Financial Corp. (d)	116,400	5,729
		9,799
Diversified Financial Services - 1.2%
Bolsa de Mercadorias & Futuros - BM&F SA	187,600	1,690
Bovespa Holding SA	121,000	1,638
CIT Group, Inc.	77,100	914
CME Group, Inc.	16,500	7,740
		11,982
Insurance - 0.3%
American International Group, Inc.	49,000	2,119
Stewart Information Services Corp.	33,600	940
		3,059
Real Estate Investment Trusts - 0.5%
General Growth Properties, Inc.	135,100	5,157
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	38,300	1,008
Freddie Mac	74,000	1,874
Hudson City Bancorp, Inc.	126,600	2,238
		5,120
TOTAL FINANCIALS		61,168
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 15.8%
Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc. (a)	23,300	$ 1,382
Alnylam Pharmaceuticals, Inc. (a)	87,800	2,142
Amgen, Inc. (a)	54,600	2,281
Amylin Pharmaceuticals, Inc. (a)(d)	188,900	5,518
Celgene Corp. (a)	115,700	7,091
CSL Ltd.	244,815	8,259
Genentech, Inc. (a)	93,200	7,566
Gilead Sciences, Inc. (a)	198,100	10,208
Vertex Pharmaceuticals, Inc. (a)	13,800	330
		44,777
Health Care Equipment & Supplies - 6.2%
C.R. Bard, Inc.	68,900	6,642
Covidien Ltd.	313,700	13,881
Inverness Medical Innovations, Inc. (a)(d)	977,131	29,412
St. Jude Medical, Inc. (a)	107,400	4,639
Stryker Corp.	112,900	7,344
		61,918
Health Care Providers & Services - 0.9%
athenahealth, Inc.	800	19
Express Scripts, Inc. (a)	139,600	8,979
		8,998
Health Care Technology - 0.9%
Cerner Corp. (a)	119,800	4,466
Eclipsys Corp. (a)	239,000	4,687
		9,153
Life Sciences Tools & Services - 1.6%
Illumina, Inc. (a)	78,200	5,935
QIAGEN NV (a)	484,200	10,071
		16,006
Pharmaceuticals - 1.7%
Allergan, Inc.	131,000	7,387
BioMimetic Therapeutics, Inc. (a)	39,600	317
Merck & Co., Inc.	244,800	9,290
		16,994
TOTAL HEALTH CARE		157,846
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.7%
Aerospace & Defense - 3.1%
General Dynamics Corp.	96,100	$ 8,012
Honeywell International, Inc.	96,700	5,456
Raytheon Co.	139,600	9,020
The Boeing Co.	106,400	7,913
		30,401
Air Freight & Logistics - 0.9%
FedEx Corp.	33,400	3,095
United Parcel Service, Inc. Class B	83,700	6,112
		9,207
Airlines - 0.3%
Northwest Airlines Corp. (a)	204,400	1,838
UAL Corp.	56,700	1,221
		3,059
Commercial Services & Supplies - 0.7%
Fuel Tech, Inc. (a)(d)	254,487	5,217
Manpower, Inc.	25,600	1,440
		6,657
Construction & Engineering - 0.5%
Larsen & Toubro Ltd.	69,881	5,300
Electrical Equipment - 5.3%
ABB Ltd. sponsored ADR	192,200	5,174
Alstom SA	23,600	5,116
American Superconductor Corp. (a)(d)	625,700	14,510
Bharat Heavy Electricals Ltd.	99,520	5,125
Crompton Greaves Ltd.	138,598	954
First Solar, Inc. (a)	10,400	2,404
FuelCell Energy, Inc. (a)(d)	279,200	1,857
Q-Cells AG (a)(d)	74,000	7,343
Renewable Energy Corp. AS (a)(d)	280,100	7,810
Satcon Technology Corp. (a)	1,145,023	2,038
		52,331
Machinery - 0.7%
Hansen Transmission International NV	563,300	2,191
Ingersoll-Rand Co. Ltd. Class A	114,700	5,113
		7,304
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.2%
Landstar System, Inc.	46,400	$ 2,420
TOTAL INDUSTRIALS		116,679
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 8.2%
Cisco Systems, Inc. (a)	1,695,500	40,845
Corning, Inc.	171,200	4,116
Infinera Corp.	118,400	1,421
Juniper Networks, Inc. (a)	462,200	11,555
Nokia Corp. sponsored ADR	416,800	13,267
Research In Motion Ltd. (a)	92,500	10,381
		81,585
Computers & Peripherals - 4.6%
Apple, Inc. (a)	64,300	9,227
Hewlett-Packard Co.	802,900	36,660
		45,887
Internet Software & Services - 4.1%
Alibaba.com Ltd.	23,000	48
Equinix, Inc. (a)	215,500	14,329
Google, Inc. Class A (sub. vtg.) (a)	42,300	18,632
Yahoo!, Inc. (a)	252,200	7,296
		40,305
IT Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	548,000	15,799
Convergys Corp. (a)	7,000	105
MPS Group, Inc. (a)	44,500	526
Visa, Inc.	41,600	2,594
		19,024
Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	821,000	16,018
ASML Holding NV (NY Shares)	106,400	2,640
Intel Corp.	416,500	8,821
Xilinx, Inc.	116,900	2,776
		30,255
Software - 7.4%
Adobe Systems, Inc. (a)	222,800	7,929
BladeLogic, Inc.	700	20
GSE Systems, Inc. (a)	292,800	2,383
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
McAfee, Inc. (a)	122,200	$ 4,044
Microsoft Corp.	719,400	20,417
Nintendo Co. Ltd.	18,500	9,679
Nuance Communications, Inc. (a)	6,300	110
Oracle Corp. (a)	751,200	14,693
Quest Software, Inc. (a)	254,000	3,320
Salesforce.com, Inc. (a)	35,300	2,043
Ubisoft Entertainment SA (a)	55,100	4,747
Unica Corp. (a)	15,200	103
VMware, Inc. Class A (d)	99,700	4,269
		73,757
TOTAL INFORMATION TECHNOLOGY		290,813
MATERIALS - 7.6%
Chemicals - 6.4%
Monsanto Co.	389,100	43,381
Potash Corp. of Saskatchewan, Inc.	69,200	10,741
The Mosaic Co. (a)	91,500	9,388
		63,510
Metals & Mining - 1.2%
Barrick Gold Corp.	19,900	870
Gold Fields Ltd. sponsored ADR	36,800	509
Goldcorp, Inc.	55,900	2,172
Kinross Gold Corp.	140,700	3,139
Lihir Gold Ltd. (a)	174,912	574
Newmont Mining Corp.	42,700	1,934
Yamana Gold, Inc.	200,900	2,947
		12,145
TOTAL MATERIALS		75,655
TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
America Movil SAB de CV Series L sponsored ADR	147,100	9,369
American Tower Corp. Class A (a)	185,200	7,262
		16,631
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	633,400	$ 10,559
TOTAL COMMON STOCKS (Cost $963,704)		988,719
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 2.69% (b)	7,817,200	7,817
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	69,522,375	69,522
TOTAL MONEY MARKET FUNDS (Cost $77,339)		77,339
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $1,041,043)		1,066,058
NET OTHER ASSETS - (7.0)%		(69,995)
NET ASSETS - 100%		$ 996,063
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 203
Fidelity Securities Lending Cash Central Fund	314
Total	$ 517
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,066,058	$ 1,057,076	$ 8,982	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,046,100,000. Net unrealized appreciation aggregated $19,958,000, of which $116,198,000 related to appreciated investment securities and $96,240,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008